Debt (Reconciliation Of Secured And Unsecured Contingent Obligation At Fair Value) (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Secured Debt [Abstract]
Secured contingent payment obligation	$ 33,057	$ 26,651
Secured contingent payment obligation	35,940	33,057	$ 26,651
Contingent Payment Obligation [Member] | Unsecured Debt [Member]
Secured Debt [Abstract]
Change in fair value	113	1,961
Unsecured Debt [Abstract]
Unsecured contingent payment obligation	5,222
Reclassification of other liabilities		1,003
Issuance of contingent payment rights	412	2,258
Change in fair value	113	1,961
Unsecured contingent payment obligation	5,747	5,222
Contingent Payment Obligation [Member] | Secured Debt [Member]
Secured Debt [Abstract]
Secured contingent payment obligation	33,057	26,651	25,557
Change in fair value	2,883	6,406	1,094
Secured contingent payment obligation	35,940	33,057	26,651
Unsecured Debt [Abstract]
Change in fair value	$ 2,883	$ 6,406	$ 1,094